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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           --------------------------

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                 Investment Company Act File Number: 811-21624


              ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
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               (Exact name of registrant as specified in charter)

                              5701 Golden Hills Drive
                               Minneapolis, MN  55416
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               (Address of principal executive offices)(Zip code)

                                H. Bernt von Ohlen
                             Allianz Life Advisers, LLC
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416

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                (NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS)



Registrant's telephone number, including area code:  (763) 765-7330

Date of fiscal year end:  December 31
Date of reporting period:  07/01/2008 - 06/30/2009

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21624
Reporting Period: 07/01/2008 - 06/30/2009
Allianz Life Variable Insurance Products Fund of Funds Trust



=================== AZL AIT -  MELLON ALPHA GLOBAL STRATEGY ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= AZL AIT - DEUTSCHE IGAP STRATEGY =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== AZL ALLIANZ GLOBAL INVESTORS SELECT FUND ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== AZL ALTERNATIVE INVESTMENTS TRUST =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= AZL BALANCED INDEX STRATEGY FUND =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========================== AZL FUSION BALANCED FUND ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================= AZL FUSION CONSERVATIVE FUND =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============================ AZL FUSION GROWTH FUND ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========================== AZL FUSION MODERATE FUND ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= AZL MODERATE INDEX STRATEGY FUND =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= AZL STRATEGIC INVESTMENTS TRUST ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.






============================= END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Allianz Variable Insurance Products Fund of Funds Trust (Registrant)



By:      /s/ Jeffrey W. Kletti
         __________________________________________________________
         Jeffrey W. Kletti, President and Trustee



Date: August 28, 2009